Fair Value Measurement - Summary of Effect Adverse Changes in Estimated Fair Value of the Loans (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Weighted average expected future recovery rates	[1]	2.00%	2.60%
Increase by 10%	[2]	¥ 34,639	¥ 35,969
Decrease by 10%	[2]	¥ (34,639)	¥ (35,969)

[1]	Expressed as a percentage of the principal balance of the loans acquired/purchased.
[2]	Expressed as a percentage of the original expected future recovery rates.